Financial Risk (Details 14) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	$ (19,874)	$ (55,205)
Net amount of liabilities presented in the consolidated statement of financial position	(19,874)	(55,205)
Gross amounts not offset in the consolidated statement of financial position
Financial instruments	11,998	41,937
Cash collateral pledged	7,804	14,952
Net Amount	(72)	1,684
Securities sold under repurchase agreements
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	(10,663)	(40,530)
Net amount of liabilities presented in the consolidated statement of financial position	(10,663)	(40,530)
Gross amounts not offset in the consolidated statement of financial position
Financial instruments	11,998	41,937
Cash collateral pledged	18	320
Net Amount	1,353	1,727
Derivative financial instruments used for hedging
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	(9,211)	(14,675)
Net amount of liabilities presented in the consolidated statement of financial position	(9,211)	(14,675)
Gross amounts not offset in the consolidated statement of financial position
Cash collateral pledged	7,786	14,632
Net Amount	$ (1,425)	$ (43)